Lease Liability - Summary of Future Minimum Lease Payments (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
2024	$ 60,780
Total undiscounted future minimum lease payments	60,780
Less: balance of unused tenant allowance	0
Less: imputed interest	(7,464)
Present value of lease liabilities	$ 53,316	$ 101,706